Supplement to the
Spartan® Total Market Index Fund, Spartan Extended Market Index Fund, and Spartan International Index Fund
April 28, 2004
Prospectus

Effective March 1, 2005, the terms of Spartan Total Market Index's and Spartan Extended Market Index's expense limits were changed to make them more permanent, and Spartan International Index's current voluntary expense limit was supplemented with a more permanent expense limit. Under the new arrangements, management fees have been reduced to 0.10% for Spartan Total Market Index and Spartan Extended Market Index and 0.20% for Spartan International Index, and fund expenses are limited to 0.10% for Spartan Total Market Index and Spartan Extended Market Index and 0.20% for Spartan International Index (these limits do not apply to interest, taxes, brokerage commissions, securities lending costs, or extraordinary expenses). Under the new contracts, these expense limits may not be increased for any fund without approval of that fund's shareholders and board of trustees. Thus, the expense limits are now required by contract and are no longer voluntary on FMR's part, except for Spartan International Index's voluntary expense limit of 0.10%. The expense limits do not apply, however, to new funds or classes that may be created in the future.

The following information replaces similar information in the "Fee Table" on page 8.

Annual operating expenses (paid from fund assets)

Spartan Total Market Index	Management fee 	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Total annual fund operating expenses	0.10%
Spartan Extended Market Index	Management fee 	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Total annual fund operating expenses	0.10%
Spartan International Index	Management fee 	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Total annual fund operating expensesA	0.20%

A Effective August 31, 2004, FMR has voluntarily agreed to reimburse Spartan International Index to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.10%. This arrangement may be discontinued by FMR at any time.

SIF-05-01 March 1, 2005
1.717993.122

Going forward, Spartan Total Market Index's performance will be compared to, and the index named in the fund's investment strategies and 80% name test policy will be, the Dow Jones Wilshire 5000 Composite IndexSM  as a result of the recent alliance between Wilshire Associates Incorporated and Dow Jones Indexes.

The Dow Jones Wilshire 5000 Composite Index is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Going forward, Spartan Extended Market Index's performance will be compared to, and the index named in the fund's investment strategies and 80% name test policy will be, the Dow Jones Wilshire 4500 Completion IndexSM  as a result of the recent alliance between Wilshire Associates Incorporated and Dow Jones Indexes.

The Dow Jones Wilshire 4500 Completion Index is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data, except those included in the Standard & Poor's 500SM  Index.

The following information replaces the similar information found in the "Valuing Shares" section on page 13.

Each fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 14.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the funds' policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from a fund. A fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted a minimum of one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund. FMR reserves the right, but does not have the obligation to, impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser, but client initiated transactions are subject to a fund's policies on frequent trading and individual clients may be subject to restrictions due to their frequent trading in a wrap account. Commencing no later than March 31, 2005, wrap account client purchases and sale transactions will be monitored under a fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Each fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-funds or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify that they either work from an asset allocation model or direct transactions in the donor accounts in concert with changes in a model portfolio and that donors are limited in their ability to influence investments by the trust. A qualified fund-of-fund is a mutual fund or other strategy fund consisting of qualified plan assets that either applies a fund's policies on frequent trading to shareholders at the top-fund level, or demonstrates that it has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the fund's Treasurer. The adviser to the top-fund level must also demonstrate to the fund's Treasurer that its investment strategy will not lead to excessive trading. Strategy funds must commence monitoring for excessive trading no later than March 31, 2005. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to a fund. Short-term trading by these investors is likely to go undetected by a fund and may increase costs and disrupt portfolio management. The funds will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the funds' Treasurer will exercise this authority or that by exercising this authority the funds will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the information in the "Minimums" table on page 15.

Minimums
Initial Purchase	$10,000
Subsequent Purchase	$1,000
Through regular investment plans	$500
Balance	$10,000

The following information replaces the similar information found in the "Buying Shares" section on page 16.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

The following information replaces the similar information and also supplements the information found in the "Selling Shares" section beginning on page 16.

Trading fees are paid to the funds rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The trading fee does not apply to i) reinvested dividends, ii) rollovers, transfers, and changes of account registration within a fund as long as the monies never leave the fund, or iii) redemptions in kind. Fidelity may assess trading fees in any of the preceding transactions if the transaction is intended to circumvent a fund's redemption fee policy. Trading fees apply to shares redeemed due to failure to maintain the balance minimum, even if the balance falls below the minimum due to market action.

The trading fee applies to all accounts, including wrap program accounts, except i) investment advisers that manage accounts that invest in the funds, including Strategic Advisers, an affiliate of FMR, may pay trading fees on behalf of their investors, ii) strategy funds, which are unitized group accounts consisting of qualified plan assets, will be treated as a single entity under the trading fee policy, and iii) intermediaries that hold shares on behalf of investors are required by each fund to track trading fees on shares purchased on or after January 3, 2005, based upon the age of the shares of each individual investor, and to remit the trading fees to the funds. A fund will refuse purchase orders from any identified intermediary who does not agree to track and remit trading fees based on the transactions of underlying investors. The Treasurer may extend the effective date for intermediaries that agree to track and remit redemption fees under an implementation plan that the intermediary commits to completing by a date approved by the funds.

The information regarding the four exchange limit found in the "Exchanging Shares" section on page 18 is no longer applicable.

The following information replaces the similar information found in the "Fund Management" section on page 23.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of the fund with limited exceptions.

Spartan Total Market Index's, Spartan Extended Market Index's, and Spartan International Index's annual management fee rates are 0.10%, 0.10% and 0.20%, respectively, of the fund's average net assets.

SUPPLEMENT TO THE

SPARTAN® TOTAL MARKET INDEX FUND,

SPARTAN EXTENDED MARKET INDEX FUND, AND

SPARTAN INTERNATIONAL INDEX FUND

Funds of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2004

Effective March 1, 2005, the terms of Spartan Total Market Index's and Spartan Extended Market Index's expense limits were changed to make them more permanent, and Spartan International Index's current voluntary expense limit was supplemented with a more permanent expense limit. Under the new arrangements, management fees have been reduced to 0.10% for Spartan Total Market Index and Spartan Extended Market Index and 0.20% for Spartan International Index, and fund expenses are limited to 0.10% for Spartan Total Market Index and Spartan Extended Market Index and 0.20% for Spartan International Index (these limits do not apply to interest, taxes, brokerage commissions, securities lending costs, or extraordinary expenses). Under the new contracts, these expense limits may not be increased for any fund without approval of that fund's shareholders and board of trustees. Thus, the expense limits are now required by contract and are no longer voluntary on FMR's part, except for Spartan International Index's voluntary expense limit of 0.10%. The expense limits do not apply, however, to new funds or classes that may be created in the future.

Mr. Cook served as a Member of the Board of Trustees through December 31, 2004. The following information has been removed from the "Trustees and Officers" section on page 20.

J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Mr. Cox served as a Member of the Board of Trustees through December 31, 2004. The following information has been removed from the "Trustees and Officers" section on page 20.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

SIFB-05-03 March 1, 2005
1.718587.116

During the period from July 1, 2004 through December 31, 2004, Mr. Dirks served as a Member of the Advisory Board. Effective January 1, 2005, Mr. Dirks serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 18.

Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective January 1, 2005, Dr. Gates serves as Vice Chairman of the non-interested Trustees. The following information replaces similar information found in the "Trustees and Officers" section on page 20.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Mr. Kirk served as a Member of the Board of Trustees through December 31, 2004. The following information has been removed from the "Trustees and Officers" section on page 21.

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

During the period from January 1, 2004 through December 31, 2004, Ms. Small served as a Member of the Advisory Board. Effective January 1, 2005, Ms. Small serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 18.

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Effective October 1, 2004, Mr. Wolfe serves as a Member of the Advisory Board. The following information supplements the information found in the "Trustees and Officers" section beginning on page 18.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Concord Street Trust. Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

The following information supplements the information found in the "Trustees and Officers" section beginning on page 18.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information has been removed from "Trustees and Officers" section on page 23.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

The following information replaces the similar information found in the "Management Contracts" section beginning on page 29.

Management-Related Expenses (for funds other than Spartan International Index). Under the terms of each fund's management contract and the Spartan Index Fund 10 Basis Points Expense Contract (Expense Contract), FMR is responsible for payment of all operating expenses of a fund with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor, and interested Trustees, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund's management contract further provides that FMR will pay for typesetting, printing and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the funds' transfer agent agreement, the transfer agent bears these costs. FMR also pays all fees associated with transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services.

FMR pays all other expenses of each fund with the following exceptions: fees and expenses of the non-interested trustees, interest, taxes, securities lending costs, brokerage commissions, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Each fund has established one initial class of shares, which currently comprises all of the shares outstanding of the fund. The names of the funds' initial classes are Spartan Total Market Index Fund and Spartan Extended Market Index Fund, respectively (each an initial class). FMR and each fund on behalf of each initial class have entered into the Expense Contract, effective March 1, 2005, which obliges FMR to pay all class-level expenses of each initial class to limit the total annual operating expenses of the initial class to 0.10%. The Expense Contract may not be amended to increase the fees or expenses payable by an initial class except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the initial class. Each fund may offer other share classes in the future that may be subject to higher fees and expenses than the initial class.

Management-Related Expenses (for Spartan International Index). Under the terms of the fund's management contract and the Spartan Index Fund 20 Basis Points Expense Contract (Expense Contract), FMR is responsible for payment of all operating expenses of the fund with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor, and interested Trustees, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund's management contract further provides that FMR will pay for typesetting, printing and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears these costs. FMR also pays all fees associated with transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services.

FMR pays all other expenses of each fund with the following exceptions: fees and expenses of the non-interested trustees, interest, taxes, securities lending costs, brokerage commissions, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

The fund has established one initial class of shares, which currently comprises all of the shares outstanding of the fund. The name of the initial class is Spartan International Index Fund (initial class). FMR and the fund on behalf of the initial class have entered into the Expense Contract, effective March 1, 2005, which obliges FMR to pay all class-level expenses of the initial class to limit the total annual operating expenses of the initial class to 0.20%. The Expense Contract may not be amended to increase the fees or expenses payable by the initial class except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the initial class. The fund may offer other share classes in the future that may be subject to higher fees and expenses than the initial class.

Management Fee. For the services of FMR under each management contract, Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index each pays FMR a monthly management fee at the annual rate of 0.10%, 0.10%, and 0.20%, respectively, of the fund's average net assets throughout the month.

The following information replaces the last paragraph of the "Distribution Services" section beginning on page 37.

FDC or an affiliate may compensate intermediaries that distribute and/or service investors in the fund, or, at the direction of a retirement plan's named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The following information supplements that found in the "Transfer and Service Agent Agreements" section beginning on page 37.

Many fund shares are owned by certain intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

FSC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, at the direction of a retirement plan's named fiduciary, be paid for providing services that would otherwise have been performed by FSC or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments also may be made to offset charges for certain services, such as plan participant communications, provided by FSC or an affiliate or an unaffiliated third party.

In certain situations where FSC or an affiliate provides recordkeeping services to a retirement plan, credits may be accrued which may be subsequently drawn down to pay for plan expenses. Credits may be accrued based on investments in particular Fidelity funds, or may be awarded for a given period of time. At the direction of a plan sponsor, credits generally may be used to offset certain non-recordkeeping expenses, such as the creation of plan participant communications. Credits also may be used to reimburse plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with plan services provided by a third party.

Effective March 1, 2005, FMR bears the costs of transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services under the terms of its management contract and Expense Contract with each fund.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section on page 39.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

The following information supplements that found in the "Appendix" section beginning on page 39.

On July 19, 2004, a class action complaint entitled Gilliam, et al. v. Fidelity Management & Research Co., FMR Co., Inc., FMR Corp., Fidelity Distributors Corp., et al. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants failed to disclose revenue sharing and fund portfolio brokerage practices adequately in the prospectuses of certain Fidelity funds. The complaint, which names over 200 Fidelity funds as nominal defendants, seeks unspecified damages. Four additional lawsuits making similar allegations have been filed, and other similar cases may be filed in the future. Any recovery of damages would revert to the funds. Fidelity believes these allegations are without merit and intends to defend them vigorously.

Supplement to the
Spartan® U.S. Equity Index Fund
April 28, 2004
Prospectus

Effective March 1, 2005, the terms of the fund's expense limit were changed to make it more permanent. Under the new arrangement, the management fee for the fund has been reduced to 0.10%, and fund expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending costs, or extraordinary expenses). Under the new contract, this expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is now required by contract and is no longer voluntary on FMR's part. The expense limit does not apply, however, to new funds or classes that may be created in the future.

The following information replaces similar information in the "Fee Table" on page 5.

Annual operating expenses (paid from fund assets)

Management fee	0.10%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses	0.10%

The following information replaces the similar information found in the "Valuing Shares" section beginning on page 7.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

UEI-05-01 March 1, 2005
1.717991.116

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 9.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the fund's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted a minimum of one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund. FMR reserves the right, but does not have the obligation to, impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser, but client initiated transactions are subject to the fund's policies on frequent trading and individual clients may be subject to restrictions due to their frequent trading in a wrap account. Commencing no later than March 31, 2005, wrap account client purchases and sale transactions will be monitored under the fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

The fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-funds or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify that they either work from an asset allocation model or direct transactions in the donor accounts in concert with changes in a model portfolio and that donors are limited in their ability to influence investments by the trust. A qualified fund-of-fund is a mutual fund or other strategy fund consisting of qualified plan assets that either applies the fund's policies on frequent trading to shareholders at the top-fund level, or demonstrates that it has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the fund's Treasurer. The adviser to the top-fund level must also demonstrate to the fund's Treasurer that its investment strategy will not lead to excessive trading. Strategy funds must commence monitoring for excessive trading no later than March 31, 2005. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the fund. Short-term trading by these investors is likely to go undetected by the fund and may increase costs and disrupt portfolio management. The fund will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the fund's Treasurer will exercise this authority or that by exercising this authority the fund will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying Shares" section on page 10.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

The information regarding the four exchange limit found in the "Exchanging Shares" section on page 13 is no longer applicable.

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" beginning on page 16.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital gain distributions in April and December.

The following information replaces the similar information found in the "Fund Management" section on page 18.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of the fund with limited exceptions.

The fund's annual management fee rate is 0.10% of its average net assets.

SUPPLEMENT TO THE

SPARTAN® U.S. EQUITY INDEX FUND

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2004

Effective March 1, 2005, the terms of the fund's expense limit were changed to make it more permanent. Under the new arrangement, the management fee for the fund has been reduced to 0.10%, and fund expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending costs, or extraordinary expenses). Under the new contract, this expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is now required by contract and is no longer voluntary on FMR's part. The expense limit does not apply, however, to new funds or classes that may be created in the future.

Mr. Cook served as a Member of the Board of Trustees through December 31, 2004. The following information has been removed from the "Trustees and Officers" section on page 15.

J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Mr. Cox served as a Member of the Board of Trustees through December 31, 2004. The following information has been removed from the "Trustees and Officers" section on page 15.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

During the period from July 1, 2004 through December 31, 2004, Mr. Dirks served as a Member of the Advisory Board. Effective January 1, 2005, Mr. Dirks serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

UEIB-05-03 March 1, 2005
1.720027.115

Effective January 1, 2005, Dr. Gates serves as Vice Chairman of the non-interested Trustees. The following information replaces similar information found in the "Trustees and Officers" section on page 15.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Mr. Kirk served as a Member of the Board of Trustees through December 31, 2004. The following information has been removed from the "Trustees and Officers" section on page 16.

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

During the period from January 1, 2004 through December 31, 2004, Ms. Small served as a Member of the Advisory Board. Effective January 1, 2005, Ms. Small serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 14.

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Effective October 1, 2004, Mr. Wolfe serves as a Member of the Advisory Board. The following information supplements the information found in the "Trustees and Officers" section beginning on page 14.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Concord Street Trust. Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

The following information supplements the information found in the "Trustees and Officers" section beginning on page 14.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan U.S. Equity Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Spartan U.S. Equity Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan U.S. Equity Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information has been removed from "Trustees and Officers" section on page 18.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

The following information has been removed from "Trustees and Officers" section on page 19.

Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

The following information replaces similar information found in the "Management Contract" section on page 24.

Management-Related Expenses. Under the terms of the fund's management contract and the Spartan Index Fund 10 Basis Points Expense Contract (Expense Contract), FMR is responsible for payment of all operating expenses of the fund with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor, and interested Trustees, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund's management contract further provides that FMR will pay for typesetting, printing and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears these costs. FMR also pays all fees associated with transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services.

FMR pays all other expenses of the fund with the following exceptions: fees and expenses of the non-interested trustees, interest, taxes, securities lending costs, brokerage commissions, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

The fund has established one initial class of shares, which currently comprises all of the shares outstanding of the fund. The name of the initial class is Spartan U.S. Equity Index Fund (initial class). FMR and the fund on behalf of the initial class have entered into the Expense Contract, effective March 1, 2005, which obliges FMR to pay all class-level expenses of the initial class to limit the total annual operating expenses of the initial class to 0.10%. The Expense Contract may not be amended to increase the fees or expenses payable by the initial class except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the initial class. The fund may offer other share classes in the future that may be subject to higher fees and expenses than the initial class.

Management Fee. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.10% of the fund's average net assets throughout the month.

The following information replaces the last paragraph of the "Distribution Services" section beginning on page 30.

FDC or an affiliate may compensate intermediaries that distribute and/or service investors in the fund, or, at the direction of a retirement plan's named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The following information supplements that found in the "Transfer and Service Agent Agreements" section on page 31.

Many fund shares are owned by intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may be paid for each plan participant fund account for providing recordkeeping services that would otherwise have been performed by FIIOC.

FIIOC may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation ("NSCC"). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement and information services for mutual funds and other financial services companies.

Because intermediaries and plan recordkeepers may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

Effective March 1, 2005, FMR bears the costs of transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services under the terms of its management contract and Expense Contract with the fund.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section on page 32.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

The following information supplements that found in the "Appendix" section on page 33.

On July 19, 2004, a class action complaint entitled Gilliam, et al. v. Fidelity Management & Research Co., FMR Co., Inc., FMR Corp., Fidelity Distributors Corp., et al. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants failed to disclose revenue sharing and fund portfolio brokerage practices adequately in the prospectuses of certain Fidelity funds. The complaint, which names over 200 Fidelity funds as nominal defendants, seeks unspecified damages. Four additional lawsuits making similar allegations have been filed, and other similar cases may be filed in the future. Any recovery of damages would revert to the funds. Fidelity believes these allegations are without merit and intends to defend them vigorously.